Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8:	INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact its view with regard to future realization of deferred tax assets. Beginning in 2018, the Company’s management determined that negative evidence outweighed the positive and established a full valuation allowance against its deferred tax assets, which the Company continued to maintain as of December 31, 2018 and September 30, 2019.

NOTE 6:	INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and deferred tax liabilities are as follows as of December 31:

	2018	2017
Noncurrent:
Deferred tax assets:
Tax loss	$1,776,000	$1,250,100
Valuation allowance	(1,776,000)	(1,250,100)

Total deferred tax assets, noncurrent	$-	$-

The Company has established a valuation allowance against its deferred tax assets due to the uncertainty surrounding the realization of such assets. During 2018 the valuation allowance increased by $525,900. The Company has net operating and economic loss carry-forwards of approximately $7,772,000 available to offset future federal and state taxable income.

A reconciliation between expected income taxes, computed at the federal income tax rate of 21% applied to the pretax accounting loss, and our blended state income tax rate of 2.0%, and the income tax net expense included in the consolidated statements of operations for the years ended December 31, 2018 and 2017 is as follows:

	2018	2017

Anticipated income tax benefit at statutory rate	$(3,331,900)	(92,200)
State income tax expense, net of federal tax effect	(317,300)	(5,400)
Non-deductible expenses	3,124,600	99,300
Increase/(decrease) in valuation allowance	525,900	(691,400)
Change in federal tax rate	-	707,300
Change in state tax rate	-	(17,400)
Other	(1,300)	(200)

Income tax benefit	$-	$-

The effective tax rate of 3.3% differs from our statutory rate of 23% primarily due to the effect of non-deductible expenses.